UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/08

Date of Reporting Period: Quarter ended 03/31/08

ITEM 1.	SCHEDULE OF INVESTMENTS

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

INVESTMENT VALUATION

Market values of the Fund’s portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over- the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the- counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•	for investments in other open-ended regulated investment companies, based on net asset value (NAV);

•

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

MTB VA FUND FORM N-Q

LARGE CAP GROWTH FUND II FORM N-Q

as of 3/31/08

DESCRIPTION	SHARES	VALUE
COMMON STOCKS—99.0%
AEROSPACE & DEFENSE—1.9%
Boeing Co.	700	$52,059
United Technologies Corp.	700	48,174

Total Aerospace & Defense		100,233

AIR FREIGHT & LOGISTICS—0.9%
FedEx Corp.	150	13,901
United Parcel Service, Inc.	500	36,510

Total Air Freight & Logistics		50,411

APPAREL—0.6%
Nike, Inc., Class B	450	30,600

BANKS—0.4%
Zions Bancorporation	450	20,498

BEVERAGES—4.3%
Anheuser-Busch Cos., Inc.	1,000	47,450
Coca-Cola Co.	1,000	60,870
PepsiCo, Inc.	1,650	119,130

Total Beverages		227,450

BIOTECHNOLOGY—1.6%
Amgen, Inc. *	900	37,602
Genentech, Inc. *	600	48,708

Total Biotechnology		86,310

CHEMICALS—0.3%
Monsanto Co.	150	16,725

COAL—0.8%
Consol Energy, Inc.	600	41,514

COMMERCIAL SERVICES—0.8%
Ritchie Bros. Auctioneers, Inc.	500	42,385

COMPUTERS—7.2%
Apple, Inc. *	950	136,325
Dell, Inc. *	2,100	41,832
EMC Corp. *	4,700	67,398
Hewlett-Packard Co.	1,000	45,660
International Business Machines Corp.	800	92,112

Total Computers		383,327

COSMETICS/PERSONAL CARE—3.7%
Avon Products, Inc.	1,000	39,540
Colgate-Palmolive Co.	400	31,164
Procter & Gamble Co.	1,800	126,126

Total Cosmetics/Personal Care		196,830

DIVERSIFIED FINANCIAL SERVICES—3.8%
Affiliated Managers Group, Inc. *	250	22,685
American Express Co.	900	39,348
CIT Group, Inc.	2,000	23,700
Goldman Sachs Group, Inc.	400	66,156
IntercontinentalExchange, Inc. *	400	52,200

Total Diversified Financial Services		204,089

ELECTRIC UTILITIES—0.9%
AES Corp. *	3,000	50,010

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Emerson Electric Co.	1,000	51,460

ENGINEERING & CONSTRUCTION—1.3%
Foster Wheeler Ltd. *	600	33,972
McDermott International, Inc. *	600	32,892

Total Engineering & Construction		66,864

FOOD—1.3%
Kraft Foods, Inc. Class A	2,300	71,323

HEALTH CARE - PRODUCTS—7.7%
Hologic, Inc. *	1,100	61,160
Intuitive Surgical, Inc. *	100	32,435
Johnson & Johnson	2,300	149,201
Medtronic, Inc.	1,000	48,370
Zimmer Holdings, Inc. *	1,500	116,790

Total Health Care—Products		407,956

HEALTH CARE PROVIDERS & SERVICES—1.7%
Psychiatric Solutions, Inc. *	1,500	50,880
UnitedHealth Group, Inc.	1,100	37,796

Total Health Care Providers & Services		88,676

INSURANCE—2.1%
AMBAC Financial Group, Inc.	1,900	10,925
American International Group, Inc.	1,000	43,250
Lincoln National Corp.	1,064	55,328

Total Insurance		109,503

INTERNET—5.6%
eBay, Inc. *	1,000	29,840
F5 Networks, Inc. *	1,800	32,706
Google Inc. Class A *	375	165,176
Yahoo!, Inc. *	2,400	69,432

Total Internet		297,154

MACHINERY—2.0%
Caterpillar, Inc.	500	39,145
Joy Global, Inc.	1,000	65,160

Total Machinery		104,305

MEDIA—0.6%
Comcast Corp., Class A *	1,600	30,944

METALS & MINING—1.2%
Cia Vale do Rio Doce ADR	1,200	41,568
Freeport-McMoRan Copper & Gold, Inc.	225	21,650

Total Metals & Mining		63,218

MISCELLANEOUS MANUFACTURING—1.7%
3M Co.	400	31,660
General Electric Co.	700	25,907
ITT Corp.	600	31,086

Total Miscellaneous Manufacturing		88,653

OIL & GAS—13.6%
Chevron Corp.	750	64,020
ConocoPhillips	1,300	99,073
Devon Energy Corp.	675	70,423
Exxon Mobil Corp.	4,800	405,983
Marathon Oil Corp.	500	22,800
Southwestern Energy Co. *	1,200	40,428
XTO Energy, Inc.	312	19,300

Total Oil & Gas		722,027

OIL & GAS SERVICES—4.1%
Cameron International Corp. *	300	12,492
Schlumberger Ltd.	1,450	126,150
Transocean, Inc.	100	13,520
Weatherford International Ltd. *	950	68,847

Total Oil & Gas Services		221,009

PHARMACEUTICALS—3.2%
Abbott Laboratories	500	27,575
Express Scripts, Inc. *	575	36,984
Gilead Sciences, Inc. *	800	41,224
Merck & Co., Inc.	500	18,975
Schering-Plough Corp.	1,300	18,733
Wyeth	600	25,056

Total Pharmaceuticals		168,547

RETAIL—8.7%
Abercrombie & Fitch Co.	350	25,599
Coach, Inc. *	1,450	43,718
CVS Caremark Corp.	1,800	72,917
Home Depot, Inc.	1,300	36,361
Kohl’s Corp. *	600	25,734
Lowe’s Cos., Inc.	1,900	43,586

Macy’s, Inc.	2,500	57,650
McDonald’s Corp.	800	44,616
Nordstrom, Inc.	800	26,080
Target Corp.	600	30,408
Wal-Mart Stores, Inc.	1,100	57,948

Total Retail		464,617

SEMICONDUCTORS—1.2%
Intel Corp.	3,000	63,540

SOFTWARE—8.4%
Autodesk, Inc. *	1,700	53,516
Cerner Corp. *	1,250	46,600
Citrix Systems, Inc. *	1,600	46,928
Microsoft Corp.	8,000	227,040
Oracle Corp.*	3,700	72,372

Total Software		446,456

TELECOMMUNICATIONS—5.2%
Cisco Systems, Inc. *	7,400	178,266
Harris Corp.	900	43,677
Qualcomm, Inc.	1,300	53,300

Total Telecommunications		275,243

THRIFTS & MORTGAGE FINANCE—0.2%
Federal National Mortgage Association	400	10,528

TOBACCO—1.0%
Altria Group, Inc.	750	16,650
Philip Morris International, Inc. *	750	37,935

Total Tobacco		54,585

Total Common Stocks (Cost $5,152,696)		5,256,990

MUTUAL FUND—0.2% (1)(2)
MTB Prime Money Market Fund, Corporate Shares, 2.60% (Cost $10,277)	10,277	10,277

Total Investments—99.2% (Cost $5,162,973)		5,267,267

Other assets less liabilities—0.8%		42,733

Total Net Assets—100.0%		$5,310,000

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

(1)	7-Day net yield.

(2)	Affiliated companies.

* Non-income Producing security.

The cost of investments for tax purposes amounts to $5,162,973. The net unrealized appreciation of investments for federal tax purposes was $104,294. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $593,489 and net unrealized depreciation from investments for those securities having an excess of cost over value of $489,195.

The following acronym is used throughout this report:

ADR – American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS (3)
Level 1 - Quoted Prices	$5,267,267	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$5,267,267	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB VA FUNDS FORM N-Q

LARGE CAP VALUE FUND II FORM N-Q

as of 3/31/08

DESCRIPTION	SHARES	VALUE
COMMON STOCKS—95.4%
AEROSPACE & DEFENSE—4.6%
Lockheed Martin Corp.	1,800	$178,740
Raytheon Co.	3,700	239,057

Total Aerospace & Defense		417,797

BANKS—4.3%
Wachovia Corp.	3,900	105,300
Wells Fargo & Co.	9,608	279,593

Total Banks		384,893

BIOTECHNOLOGY—2.1%
Amgen, Inc. *	4,600	192,188

DIVERSIFIED FINANCIAL SERVICES—3.9%
Citigroup, Inc.	5,735	122,844
JPMorgan Chase & Co.	5,200	223,340

Total Diversified Financial Services		346,184

ELECTRONICS—0.8%
Agilent Technologies, Inc. *	2,285	68,162

ELECTRIC UTILITIES—1.4%
NRG Energy, Inc. *	3,200	124,768

FOOD—2.0%
Kraft Foods, Inc. Class A	3,632	112,628
Tyson Foods, Inc. Class A	4,300	68,585

Total Food		181,213

FOREST PRODUCTS & PAPER—0.9%
International Paper Co.	3,000	81,600

HEALTH CARE PROVIDERS & SERVICES—0.9%
Aetna, Inc.	1,900	79,971

HOUSEHOLD PRODUCTS—2.7%
Kimberly-Clark Corp.	3,765	243,031

INSURANCE—12.2%
AON Corp.	4,700	188,940
Genworth Financial, Inc., Class A	11,900	269,416
Hartford Financial Services Group, Inc.	4,600	348,541
Loews Corp.	6,700	269,474
Radian Group, Inc.	3,300	21,681

Total Insurance		1,098,052

INTERNET—0.8%
Liberty Media Corp. - Interactive *	4,550	73,437

IRON / STEEL—1.3%
United States Steel Corp.	900	114,183

MEDIA—8.1%
CBS Corp.	4,790	105,763
Comcast Corp., Class A *	10,200	193,494
Viacom, Inc., Class B *	10,890	431,462

Total Media		730,719

METALS & MINING—5.2%
AngloGold Ashanti, Ltd. ADR	3,500	118,860
Barrick Gold Corp.	8,100	351,945

Total Metals & Mining		470,805

MISCELLANEOUS MANUFACTURING—3.5%
Illinois Tool Works, Inc.	2,200	106,106
Ingersoll-Rand Co., Ltd.	4,600	205,068

Total Miscellaneous Manufacturing		311,174

OFFICE/BUSINESS EQUIPMENT—3.6%
Pitney Bowes, Inc.	9,200	322,184

OIL & GAS—12.2%
Apache Corp.	4,100	495,362
ConocoPhillips	1,229	93,662
Hess Corp.	1,700	149,906
Noble Energy, Inc.	4,900	356,720

Total Oil & Gas		1,095,650

PHARMACEUTICALS—2.0%
Sanofi-Aventis SA ADR	4,700	176,438

ROAD & RAIL—2.5%
Union Pacific Corp.	1,800	225,684

SOFTWARE—7.1%
CA, Inc.	17,700	398,250
Microsoft Corp.	8,400	238,392

Total Software		636,642

TELECOMMUNICATIONS—7.0%
AT&T, Inc.	6,300	241,290
Motorola, Inc.	25,900	240,870
Sprint Nextel Corp.	7,300	48,837
Verizon Communications, Inc.	2,740	99,873

Total Telecommunications		630,870

THRIFTS & MORTGAGE FINANCE—3.2%
Federal Home Loan Mortgage Corp.	4,000	101,280
Federal National Mortgage Association	7,084	186,451

Total Thrifts & Mortgage Finance		287,731

TOBACCO—3.1%
Altria Group, Inc.	3,870	85,914
Philip Morris International, Inc. *	3,870	195,745

Total Tobacco		281,659

Total Common Stocks (Cost $8,604,110)		8,575,035

MUTUAL FUNDS—5.6%
Dreyfus Cash Management Fund, Institutional Shares, 3.32% (1)	12,617	$12,617
MTB Prime Money Market Fund, Corporate Shares, 2.60% (1)(2)	494,362	494,362

Total Mutual Funds (Cost $506,979)		506,979

Total Investments—101.0% (Cost $9,111,089)		9,082,014

Other assets less liabilities—(1.0%)		(90,657)

Total Net Assets—100.0%		$8,991,357

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

(1)	7-Day net yield.

(2)	Affiliated companies.

*	Non-income Producing security.

The cost of investments for tax purposes amounts to $9,111,089. The net unrealized depreciation of investments for federal tax purposes was $29,075. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,389,768 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,418,843.

The following acronym is used throughout this report:

ADR – American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS (3)
Level 1 - Quoted Prices	$9,082,014	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$9,082,014	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB VA FUNDS FORM N-Q

MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II FORM N-Q

as of 3/31/08

DESCRIPTION	SHARES	VALUE
MUTUAL FUNDS—99.3% (1)
Equity Funds—44.7% *
MTB International Equity, Institutional I Shares	13,485	$154,268
MTB Large Cap Growth Fund, Institutional I Shares	13,989	115,272
MTB Large Cap Stock Fund, Institutional I Shares	6,395	48,087
MTB Large Cap Value Fund, Institutional I Shares	5,290	57,554
MTB Mid Cap Growth Fund, Institutional I Shares	1534	19,130
MTB Mid Cap Stock Fund, Institutional I Shares	1148	14,385
MTB Small Cap Growth Fund, Institutional I Shares	959	14,325
MTB Small Cap Stock Fund, Institutional I Shares	1,917	9,528

Total Equity Funds		432,549

Fixed Income Funds—44.7%
MTB Intermediate - Term Bond Fund, Institutional I Shares	7,700	77,159
MTB Short - Term Corporate Bond Fund, Institutional I Shares	14,600	144,244
MTB Short Duration Government Bond Fund, Institutional I Shares	14,659	144,098
MTB US Government Bond Fund, Institutional I Shares	7,048	67,523

Total Fixed Income Funds		433,024

Money Market Fund—9.9%
MTB Prime Money Market Fund, Corporate Shares 2.60% (2)	96,083	96,083

Total Investments - 99.3% (Cost $1,018,285)		961,656
Other Assets And Liabilities - Net—0.7%		6,665

Total Net Assets—100.0%		$968,321

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

(1)	Affiliated Companies.

(2)	7-Day net yield.

*	Non-income producing security.

The cost of investments for federal tax purposes amounts to $1,018,285. The net unrealized depreciation of investments for federal tax purposes was $56,629. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,237 and net unrealized depreciation from investments for those securities having an excess of cost over value of $66,866.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS (3)
Level 1 - Quoted Prices	$961,656	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$961,656	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB VA FUNDS FORM N-Q

MTB MANAGED ALLOCATION FUND - MODERATE GROWTH II FORM N-Q

as of 3/31/08

DESCRIPTION	SHARES	VALUE
MUTUAL FUNDS—99.9% (1)
Equity Funds—65.9% *
MTB International Equity, Institutional I Shares	918,689	$10,509,798
MTB Large Cap Growth Fund, Institutional I Shares	741,151	6,107,086
MTB Large Cap Stock Fund, Institutional I Shares	813,069	6,114,277
MTB Large Cap Value Fund, Institutional I Shares	280,245	3,049,071
MTB Mid Cap Growth Fund, Institutional I Shares	104,493	1,303,032
MTB Mid Cap Stock Fund, Institutional I Shares	34,753	435,454
MTB Small Cap Growth Fund, Institutional I Shares	58,052	867,303
MTB Small Cap Stock Fund, Institutional I Shares	87,045	432,615

Total Equity Funds		28,818,636

Fixed Income Funds—26.0%
MTB Intermediate - Term Bond Fund, Institutional I Shares	480,905	4,818,663
MTB Short Duration Government Bond Fund, Institutional I Shares	221,919	2,181,467
MTB Short - Term Corporate Bond Fund, Institutional I Shares	397,843	3,930,685
MTB US Government Bond Fund, Institutional I Shares	45,733	438,120

Total Fixed Income Funds		11,368,935

Money Market Fund—8.0%
MTB Prime Money Market Fund, Corporate Shares 2.60% (2)	3,483,411	3,483,411

Total Investments—99.9% (Cost $45,707,272)		43,670,982
Other Assets And Liabilities - Net—0.1%		34,472

Total Net Assets—100.0%		$43,705,454

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

(1)	Affiliated Companies.

(2)	7-Day net yield.

*	Non-income producing security.

The cost of investments for federal tax purposes amounts to $45,707,272. The net unrealized depreciation of investments for federal tax purposes was $2,036,290. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $123,202 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,159,492

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS (3)
Level 1 - Quoted Prices	$43,670,982	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$43,670,982	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB VA FUNDS FORM N-Q

MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II FORM N-Q

as of 3/31/08

DESCRIPTION	SHARES	VALUE
MUTUAL FUNDS—99.5% (1)
Equity Funds—95.5% *
MTB International Equity, Institutional I Shares	32,265	$369,105
MTB Large Cap Growth Fund, Institutional I Shares	35,702	294,184
MTB Large Cap Stock Fund, Institutional I Shares	32,639	245,444
MTB Large Cap Value Fund, Institutional I Shares	13,500	146,882
MTB Mid Cap Growth Fund, Institutional I Shares	2,936	36,616
MTB Mid Cap Stock Fund, Institutional I Shares	1,953	24,473
MTB Small Cap Growth Fund, Institutional I Shares	2,447	36,559
MTB Small Cap Stock Fund, Institutional I Shares	4,893	24,317

Total Equity Funds		1,177,580

Fixed Income Funds - 2.0%
MTB Short Duration Government Bond Fund, Institutional I Shares	2,494	24,517
Money Market Fund—2.0%
MTB Prime Money Market Fund, Corporate Shares 2.60% (2)	24,450	24,450

Total Investments—99.5% (Cost $1,358,678)		1,226,547
Other Assets And Liabilities - Net—0.5%		6,540

Total Net Assets—100.0%		$1,233,087

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

(1)	Affiliated Companies.

(2)	7-Day net yield.

*	Non-income producing security.

The cost of investments for federal tax purposes amounts to $1,358,678. The net unrealized depreciation of investments for federal tax purposes was $132,131. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $608 and net unrealized depreciation from investments for those securities having an excess of cost over value of $132,739.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS (3)
Level 1 - Quoted Prices	$1,226,547	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,226,547	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of Investments.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Principal Executive Officer and Principal Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	May 21, 2008

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	May 21, 2008

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	May 21, 2008